SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of correction of error in previously issued financial statements

	As of
	December 31, 2020
	As Reported	As Restated	Difference
Balance Sheet
Derivative warrant liabilities	$—	$33,660,000	$33,660,000
Total Liabilities	8,099,934	41,759,934	33,660,000
Class A ordinary shares subject to possible redemption	221,345,469	187,685,474	(33,659,995)
Class A ordinary shares, $0.0001 par value	108	442	334
Additional paid-in capital	5,111,494	17,970,408	12,858,914
Accumulated deficit	(112,171)	(12,971,424)	(12,859,253)
Total Shareholders' Equity	5,000,001	5,000,001	—

	For the Period from August 20, 2020
	Through December 31, 2020
	As Reported	As Restated	Difference
Statements of Operations
Change in value of derivative warrant liabilities	$—	$(12,110,000)	$(12,110,000)
Offering costs allocated to derivative warrant liabilities	—	(749,253)	(749,253)
Net loss	$(112,171)	$(12,971,424)	$(12,859,253)
Per Share Data:
Basic and diluted income (loss) per share, Class A	$—	$—	$—
Basic and diluted net less per share, Class B	$(0.02)	$(2.50)	$(2.48)

Schedule of basic and diluted net income (loss) per common share

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

THREE MONTHS ENDED
MARCH 31, 2021
Redemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$5,729
Net Earnings	$5,729
Denominator: Weighted Average Redeemable class A Ordinary Shares
Redeemable Class A Common Stock, Basic and Diluted	23,000,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Share	$0.00
Non-Redeemable Class B Ordinary Shares
Numerator: Net income minus Redeemable Net Earnings
Net income	$8,734,669
Redeemable Net Earnings	5,729
Non-Redeemable Net income	$8,740,398
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	5,750,000
Income/Basic and Diluted Non-Redeemable Class B Ordinary Share	$1.52

FOR THE PERIOD FROM
AUGUST 20, 2020 (Inception)
THROUGH DECEMBER 31,
2020
Redemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$1,973
Income and Franchise Tax	—
Net Earnings	$1,973
Denominator: Weighted Average Redeemable class A Ordinary Shares
Redeemable Class A Common Stock, Basic and Diluted	23,000,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00
Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(12,971,424)
Redeemable Net Earnings	(1,973)
Non-Redeemable Net Loss	$(12,973,397)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	5,194,656
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(2.50)